SIGNIFICANT ACCOUNTING POLICIES, IFRS 15 Revenue from Contracts with Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
New accounting standards [Abstract]
Total advances from customers		$ 1,751,960
Current liabilities [Abstract]
Advances from customers	$ 0	216,820	[1]
Contract liabilities	129,578	0	[1]
Total		216,820
Non-current liabilities [Abstract]
Advances from customers	0	1,535,140	[1]
Contract liabilities	$ 1,469,051	0	[1]
Total		1,535,140
IFRS 15 [Member]
Current liabilities [Abstract]
Advances from customers		0
Contract liabilities		216,820
Total		216,820
Non-current liabilities [Abstract]
Advances from customers		0
Contract liabilities		1,535,140
Total		1,535,140
IFRS 15 Impact [Member]
Current liabilities [Abstract]
Advances from customers		(216,820)
Contract liabilities		216,820
Total		0
Non-current liabilities [Abstract]
Advances from customers		(1,535,140)
Contract liabilities		1,535,140
Total		$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)